Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK TACTICAL OPPORTUNITIES FUND	Apr. 30, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	1,695
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	$ 1,842